SUBSEQUENT EVENTS (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 20: SUBSEQUENT EVENTS

On October 15, 2020, the Board of Directors declared a dividend of $0.08 per share of common stock payable November 23, 2020 to shareowners of record at the close of business on October 30, 2020.

NOTE 22: SUBSEQUENT EVENTS

The Business evaluated events and transactions occurring subsequent to December 31, 2019 through February 7, 2020, the date the Combined Financial Statements were issued and concluded that there were no subsequent events that required recognition or disclosure.

Events Subsequent to Original Issuance of Combined Financial Statements (Unaudited)

In connection with the reissuance of the Combined Financial Statements, the Business has evaluated subsequent events through March 11, 2020, the date the Combined Financial Statements were available to be reissued.

On February 10, 2020, Carrier entered into a revolving credit agreement providing for a $2.0 billion unsecured, unsubordinated 5-year revolving credit facility and a term loan credit Agreement providing for a $1.75 billion unsecured, unsubordinated 3-year term loan credit facility. Carrier expects to draw upon the term loan credit agreement in full and use the proceeds to make a cash distribution to UTC prior to the separation of Carrier from UTC. The term loan credit agreement will initially be guaranteed by UTC and the UTC guarantee will terminate upon the distribution of shares of Carrier common stock to UTC shareholders in connection with the separation of Carrier from UTC.

On February 27, 2020, Carrier issued $9.25 billion of unsecured, unsubordinated notes consisting of the following: $500 million of 1.923% notes due 2023, $2.0 billion of 2.242% notes due 2025, $1.25 billion of 2.493% notes due 2027, $2.0 billion of 2.722% notes due 2030, $1.5 billion of 3.377% notes due 2040 and $2.0 billion of 3.577% notes due 2050 (together, the “Notes”).

Carrier used the net proceeds from the sale of the Notes to make a cash distribution to UTC. Each series of Notes initially will be guaranteed on an unsecured, unsubordinated basis by UTC. Each of the UTC guarantees will terminate upon the distribution of shares of Carrier common stock to UTC shareowners in connection with the separation of Carrier from UTC.